Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE, NET		$ 23,181,084	$ 17,925,476	$ 13,538,999
COSTS AND OPERATING EXPENSES
Service costs		2,087,425	2,109,649	1,142,596
Cost of goods sold		892,791
Selling expenses		906,456	1,350,894	1,282,677
General and administrative expenses		3,897,040	2,897,079	1,749,209
Research and development expenses		671,312	795,540	665,378
Total costs and operating expenses		8,455,024	7,153,162	4,839,860
PROFIT FROM OPERATIONS		14,726,060	10,772,314	8,699,139
OTHER INCOME (EXPENSES)
Investment losses		(1,087)	(23,799)	(20,194)
Interest income		214,460	212,285	142,612
Other income (expenses), net		72,837	9,069	(10,619)
Total other income		286,210	197,555	111,799
PROFIT BEFORE INCOME TAXES		15,012,270	10,969,869	8,810,938
Income taxes provision		3,054,983	1,589,101	1,158,465
NET INCOME		11,957,287	9,380,768	7,652,473
Less: net (loss) income attributable to non-controlling interests		(130,240)	(365,617)	175,407
NET INCOME ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS		12,087,527	9,746,385	7,477,066
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		2,076,303	(283,074)	(434,264)
TOTAL COMPREHENSIVE INCOME		14,033,590	9,097,694	7,218,209
Less: comprehensive (loss) income attributable to non-controlling interest		(91,862)	(366,392)	160,414
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS		$ 14,125,452	$ 9,464,086	$ 7,057,795
EARNINGS PER SHARE
Basic and diluted (in Dollars per share)		$ 0.72	$ 0.58	$ 0.45
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted (in Shares)	[1]	16,800,000	16,800,000	16,800,000

[1]	Retrospectively restated for effect of stock reverse splits, see Note 15 for additional information.